SEGMENT REPORTING (Schedule of Segment Information) (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($) Segments	Dec. 31, 2015 CNY (¥) Segments	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)	Dec. 31, 2015 CNY (¥)
SEGMENT REPORTING [Abstract]
Number of operating segments	2	2
Segment reporting [Line Items]
Net Revenues	$ 95,169	¥ 616,485	¥ 606,883	¥ 563,124
Total segment gross profit (loss)	(12,238)	(79,279)	94,796	80,431
Foreign exchange gain	1,597	10,348	9,585	784
Interest income	3,465	22,447	21,208	9,828
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31,2015)	(8,215)	(53,214)	(53,470)	(36,884)
Loss from disposal of property, plant and equipment	(651)	(4,220)	(3,955)	(1,235)
Income (loss) from equity method investments	(860)	(5,572)	13,911	¥ 13,470
Changes in fair value of derivatives	5,207	33,731	¥ 2,605
Loss on debt extinguishment	(5,657)	(36,648)
Other income, net	5,190	33,617	¥ 2,113	¥ 2,010
Income (loss) from continuing operations before income tax	(811)	(5,254)	175,646	144,269
Total assets	555,964		2,959,332		¥ 3,601,422
Operation segment [Member]
Segment reporting [Line Items]
Total segment revenues	95,169	616,485	606,883	563,124
Total segment gross profit (loss)	40,623	263,149	332,321	345,469
Foreign exchange gain	1,597	10,348	9,585	784
Interest income	3,465	22,447	21,208	9,828
Interest expense (including interest expense to related party amounting to nil, nil and RMB6,705(US$1,035) for the year ended December 31,2015)	(8,215)	(53,214)	(53,470)	(36,884)
Loss from disposal of property, plant and equipment	(651)	(4,220)	(3,955)	(1,235)
Income (loss) from equity method investments	(860)	(5,572)	13,911	¥ 13,470
Changes in fair value of derivatives	5,207	33,731	¥ 2,605
Loss on debt extinguishment	(5,657)	(36,648)
Other income, net	5,190	33,617	¥ 2,113	¥ 2,010
Income (loss) from continuing operations before income tax	(811)	(5,254)	175,646	144,269
Total assets	555,964		2,959,332		3,601,422
Operation segment [Member] | Network [Member]
Segment reporting [Line Items]
Total segment revenues	92,276	597,746	606,883	563,124
Total segment gross profit (loss)	42,678	276,461	332,321	¥ 345,369
Total assets	424,543		¥ 2,959,332		2,750,103
Operation segment [Member] | Premium cancer hospital [Member]
Segment reporting [Line Items]
Total segment revenues	2,893	18,739
Total segment gross profit (loss)	(2,055)	¥ (13,312)
Total assets	$ 131,421				¥ 851,319